BASIS OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2019
Basis Of Consolidation
Subsidiaries
Subsidiary	Location	Ownership interest	Operations and Projects Owned

Nevada Vanadium LLC	USA	100%	Gibellini project
VC Exploration (US) Inc,	USA	100%	Gibellini project
Apogee Minerals Bolivia S. A.	Bolivia	98%	Pulacayo project
ASC Holdings Limited	Bolivia	100%	Pulacayo project
Red Hill Mongolia LLC	Mongolia	100%	Ulaan Ovoo mine
Chandgana Coal LLC	Mongolia	100%	Chandgana project